Federated Hermes SDG Engagement High Yield Credit Fund Annual Fund Operating Expenses - Class IS and R6 shares [Member] - Federated Hermes SDG Engagement High Yield Credit Fund	Aug. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 1, 2026
IS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.47%	[1]
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.09%
Fee Waiver or Reimbursement	(0.47%)	[2]
Net Expenses (as a percentage of Assets)	0.62%
R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.37%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.99%
Fee Waiver or Reimbursement	(0.42%)	[2]
Net Expenses (as a percentage of Assets)	0.57%

[1]	The Fund may incur and pay certain service fees (shareholder services/account administration fees) on its IS class of up to a maximum of 0.25%. No such fees are expected to be incurred and paid by the IS class of the Fund. The IS class of the Fund will not incur and pay such fees until such time as approved by the Trustees.
[2]	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective November 1, 2025, total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, interest expense, extraordinary expenses, and proxy-related expenses, if any) paid by the Fund’s IS class and R6 class (after the voluntary waivers and/or reimbursements) will not exceed 0.60% and 0.55% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2026; or (b) the date of the Fund’s next effective Prospectus. Prior to November 1, 2025, the Fee Limit for the Institutional Shares and Class R6 Shares was 0.62% and 0.57%, respectively. While the Adviser and its affiliates currently do not anticipate terminating or increasing these additional arrangements prior to the Termination Date, these additional arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.